Basic and Diluted Earnings Per Common Share (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Earnings Per Share, Basic and Diluted, by Common Class
Net earnings from continuing operations attributable to Martin Marietta Materials, Inc.	$ 84,910	$ 78,378	$ 97,104
Less: Distributed and undistributed earnings attributable to unvested awards	(500)	(657)	(993)
Basic and diluted net earnings attributable to common shareholders from continuing operations attributable to Martin Marietta Materials, Inc.	84,410	77,721	96,111
Basic and diluted net (loss) earnings attributable to common shareholders from discontinued operations	(436)	4,001	(92)
Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta Materials, Inc.	$ 83,974	$ 81,722	$ 96,019
Basic weighted-average common shares outstanding	45,828	45,652	45,485
Effect of dilutive employee and director awards	142	141	174
Diluted weighted-average common shares outstanding	45,970	45,793	45,659